Average Annual Total Returns - First Trust Mid Cap Value AlphaDEX Fund	First Trust Mid Cap Value AlphaDEX Fund 1 Year	First Trust Mid Cap Value AlphaDEX Fund 5 Years	First Trust Mid Cap Value AlphaDEX Fund Since Inception	First Trust Mid Cap Value AlphaDEX Fund Inception Date	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions 1 Year	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions 5 Years	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions Since Inception	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Mid Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Mid Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Mid Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Mid Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 600 Mid Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 600 Mid Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 600 Mid Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	0.94%	7.96%	7.59%	Apr. 19, 2011	0.14%	7.20%	6.99%	0.47%	5.89%	5.83%	1.70%	[1]	[1]	[1]	0.23%	[1]	[1]	[1]	3.73%	10.37%	9.87%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.